FT Vest U.S. Equity Buffer & Premium Income ETF - September Investment Objectives and Goals - FT Vest U.S. Equity Buffer & Premium Income ETF - September	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Buffer & Premium Income ETF – September (XISE)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Buffer & Premium Income ETF – September (the “Fund”) is to seek to provide investors with a consistent level of income that, when annualized, is approximately 6.88% (before fees and expenses) while providing a buffer against the first 10% of Underlying ETF losses, over the period from September 22, 2025 through September 18, 2026.